Property and Equipment - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Interest capitalized	$ 2,200	$ 1,300	$ 4,400	$ 2,100	$ 4,800	$ 500	$ 1,000
Depreciation	8,100	$ 3,900	21,000	10,700	16,900	9,300	3,000
Property and equipment purchases			119,600	$ 65,000	96,700	46,400	12,100
Intangible assets, net	161,282		161,282		93,800	30,036	12,477	$ 122,485
Property and equipment, net	501,109		501,109		314,045	144,748		$ 427,924
Land Buildings And Improvements And Furniture And Equipment [Member] | Scenario, Adjustment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net					50,000
Internal Use Software [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, net	$ 6,716		6,716		3,656	3,656
Accounts Payable [Member]
Property, Plant and Equipment [Line Items]
Property and equipment purchases			$ 14,700		10,400	6,500
J.T. Burnette [Member] | Chief Executive Officer and Chair of the Board of Directors [Member]
Property, Plant and Equipment [Line Items]
Property and equipment purchases					96,700	46,400	$ 12,100
J.T. Burnette [Member] | Accounts Payable [Member] | Chief Executive Officer and Chair of the Board of Directors [Member]
Property, Plant and Equipment [Line Items]
Property and equipment purchases					$ 10,400	$ 6,500